Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and deposits
Prepaid expenses and deposits

Current:
	December 31, 2013	December 31, 2012
Prepaid insurance and deposits	$1,076	$2,075
Prepaid lease payments	880	1,771
Prepaid interest	196	352
	$2,152	$4,198

Long term:
	December 31, 2013	December 31, 2012
Prepaid lease payments (note 12(a))	$1,274	$97